CONVERTIBLE REDEEMABLE PREFERRED SHARES - Series A-1 (Details) - CNY (¥)			6 Months Ended	12 Months Ended
	Sep. 04, 2020	Dec. 10, 2012	Sep. 30, 2022	Mar. 31, 2021	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2020
Series A redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares transferred	6,014,313	6,014,313		(6,014,313)
Temporary Equity, Shares Issued			15,534,276		15,534,276
Temporary Equity, Shares Outstanding			15,534,276	15,534,276	15,534,276	15,534,276	21,548,589
Number of shares issued during period		21,548,589	0
Accretion to redemption value			¥ 36,647,950
Series A-1 redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares transferred				6,014,313
Temporary Equity, Shares Issued			6,014,313		6,014,313
Temporary Equity, Shares Outstanding			6,014,313	6,014,313	6,014,313	6,014,313